Commitments and Contingencies (Details) - Schedule of non-cancellable long-term purchase orders and vendor agreements - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Non Cancellable Long Term Purchase Orders And Vendor Agreements [Abstract]
2023	$ 1,820	$ 1,820
2024	1,300	1,300
2025	1,300	1,300
2026	1,300	1,300
2027	1,300	1,300
Thereafter	1,300	1,300
Total	$ 8,320	$ 8,320